RISK MANAGEMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
14.	RISK MANAGEMENT

The Company’s cash balances are maintained in a bank in Canada and a USA bank. Deposits held in banks in Canada are insured up to $100,000 CAD per depositor for each bank by The Canada Deposit Insurance Corporation, a federal crown corporation. Actual balances at times may exceed these limits.

Interest Rate Risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in the interest rates. The Company has minimal exposure to fluctuations in the market interest rate. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities.

Liquidity Risk

Liquidity risk is the risk that the Company will incur difficulties meeting its financial obligations, as they are due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due. Accounts payable and accrued liabilities are due within the current operating period.

The Company has funded its operations through the issuance of capital stock, convertible debt and loans in addition to grants and investment tax credits received from the Government of Canada.

15.	RISK MANAGEMENT

The Company’s cash balances are maintained in a bank in Canada and a USA Bank. Deposits held in banks in Canada are insured up to $100,000 CAD per depositor for each bank by The Canada Deposit Insurance Corporation, a federal crown corporation. Actual balances at times may exceed these limits.

Interest Rate Risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in the interest rates. The Company has minimal exposure to fluctuations in the market interest rate. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities.

Liquidity Risk

Liquidity risk is the risk that the Company will incur difficulties meeting its financial obligations, as they are due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due. Accounts payable and accrued liabilities are due within the current operating period.

The Company has funded its operations through the issuance of capital stock, convertible debt and loans in addition to grant and investment tax credits received from the Government of Canada.